Environmental Matters (Notes)	12 Months Ended
Dec. 31, 2014
Environmental Remediation Obligations [Abstract]
Environmental Loss Contingency Disclosure [Text Block]
Environmental Matters

In 2013, NRG Energy Center San Francisco LLC, a wholly owned indirect subsidiary of the Company, received a notice of violation from the San Francisco Department of Public Health alleging improper monitoring of three underground storage tanks. The tanks have not leaked. The Company settled the matter in July 2014 for $123,000.